Other Financial Liabilities - Other Current and Noncurrent Financial Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Other Liabilities Disclosure [Abstract]
Derivative liabilities (Note 27)	¥ 97,091	¥ 52,589
Lease liabilities (Note 27)	436,412	369,459
Financial liabilities associated with contingent consideration arrangements (Note 27)	27,770	41,664	¥ 67,294
Other	204,457	31,123
Total	765,730	494,835
Non-current	517,677	399,129
Current	¥ 248,053	¥ 95,706